Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Other tax payable	30	28
Customer contract liability, current	157	84
Other current liabilities	38	36
Total other current liabilities	225	148